Inventory - Q2 (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods	$ 6,268,570	$ 0	$ 2,355,795
Work in process	22,663,323	12,447,088	16,688,682
Inventory	$ 28,931,893	$ 12,447,088	$ 19,044,477